Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Time charter revenue - related party	$ 153,661	$ 126,207	$ 123,944
OPERATING EXPENSES:
Vessel operating expenses - related parties	9,880	1,689	1,599
Time charter and voyage expenses - related party	$ 1,845	$ 222	$ 0